Financial Instruments and Financial Risk Management - Components of Convertible Bond and Related Fair Value (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Convertible bond Host debt	€ 88,715	€ 84,537	€ 80,682
Embedded derivative	66,454	19,812	54,146
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	49,718
Convertible bond Host debt	88,715	84,537	80,682
Embedded derivative	66,454	19,812	54,146
At fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	49,718
Embedded derivative	66,454	19,812	54,146
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bond Host debt	€ 97,296	€ 88,708	€ 84,798